UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brave Warrior Advisors, LLC
Address: 12 East 49th Street
         14th Floor
         New York, New York  10017

13F File Number:  028-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen M. Blanchard
Title:     Chief Compliance Officer
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

 /s/    Karen M. Blanchard     New York, NY/USA     May 15, 2013

Effective March 2012, Brave Warrior Advisors, LLC succeeded Brave Warrior Capital, Inc. Going forward, Brave Warrior Advisors, LLC will now be reporting on the Form 13F filings.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $1,895,910 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMCAST CORP NEW               CL A SPL         20030n200   107896  2723960 SH       SOLE                  2723960        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219g108   230384  3998341 SH       SOLE                  3998341        0        0
FISERV INC                     COM              337738108   126422  1438902 SH       SOLE                  1438902        0        0
GOOGLE INC                     CL A             38259p508   101003   127178 SH       SOLE                   127178        0        0
HALLIBURTON CO                 COM              406216101    61185  1514115 SH       SOLE                  1514115        0        0
HIGHER ONE HLDGS INC           COM              42983d104    56866  6396672 SH       SOLE                  6396672        0        0
ORACLE CORP                    COM              68389x105   174025  5382763 SH       SOLE                  5382763        0        0
PRIMERICA INC                  COM              74164m108   108529  3310822 SH       SOLE                  3310822        0        0
SCHWAB CHARLES CORP NEW        COM              808513105   154891  8755849 SH       SOLE                  8755849        0        0
US BANCORP DEL                 COM NEW          902973304    59453  1752227 SH       SOLE                  1752227        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911k102   494683  6594015 SH       SOLE                  6594015        0        0
VISTAPRINT N V                 SHS              n93540107   220573  5705461 SH       SOLE                  5705461        0        0